Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures of Cash Flow Information

Note 10—Supplemental Disclosures of Cash Flow Information

The following table summarizes Torchmark’s noncash transactions, which are not reflected on the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation not involving cash	$14,954	$11,848	$9,860
Commitments for low-income housing interests	36,722	137,817	50,789
Capitalized investment income	5,321	6,517	7,345

The following table summarizes certain amounts paid during the period:

	Year Ended December 31,
	2011	2010	2009
Interest paid	$75,653	$76,911	$71,288
Income taxes paid	188,510	195,172	87,376